INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for accounts receivable	¥ 2,858	¥ 1,959
Government subsidy	5,561	1,549
Accrued expenses	47,068	24,597
Asset retirement obligation	24,167	19,227
Operating lease liabilities	467,734	411,289
Finance lease and other financing obligations	1,636,506	1,577,663
Net operating losses carry forwards	713,135	386,999
Other non-current assets	41,853
Other non-current liabilities	26,621
Total gross deferred tax assets	2,965,503	2,423,283
Valuation allowance on deferred tax assets	(775,528)	(328,821)	¥ (205,976)	¥ (155,852)
Deferred tax assets, net of valuation allowance	2,189,975	2,094,462
Deferred tax liabilities:
Property and equipment	(1,687,122)	(1,663,342)
Intangible assets	(319,037)	(195,093)
Prepaid land use rights	(1,532)	(1,572)
Operating lease right-of-use assets	(711,444)	(550,374)
Other current assets	(18,622)
Total deferred tax liabilities	(2,737,757)	(2,410,381)
Net deferred tax liabilities	(547,782)	(315,919)
Analysis as:
Deferred tax assets	186,496	146,088
Deferred tax liabilities	(734,278)	(462,007)
Net deferred tax liabilities	¥ (547,782)	¥ (315,919)